Related Party Transactions (Details) - USD ($)											3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Nov. 01, 2023	May 02, 2023	Mar. 31, 2023	Oct. 05, 2022	Oct. 05, 2022	Sep. 21, 2022	May 02, 2022	Apr. 27, 2022	Dec. 30, 2021	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Jul. 03, 2023	Jun. 03, 2023	May 03, 2023	Apr. 12, 2023	Jan. 29, 2023	Nov. 12, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Founder shares aggregate price			$ 75,000
Shares subject to forfeiture (in Shares)								187,500
Sponsor service fee			75,000						$ 10,000
Exercised the over-allotment units (in Shares)								375,000
Founder shares subject to forfeiture (in Shares)								93,750						93,750
Principal amount		$ 335,000	$ 900,000																		$ 50,000	$ 300,000
Outstanding balance													$ 448,568	$ 446,392
Additional borrowed cost														22,302
Conversion price per warrants (in Dollars per share)			$ 1
Outstanding balance	$ 100,000
Administrative service fee payable												$ 244,941		$ 184,941
Payment of company						$ 250,000	$ 500,000
Aggregate purchase price						$ 400,000,000	400,000,000
Additional payment amount							500,000
Additional purchase price							400,000,000
Remuneration transaction price							400,000,001
Transaction purchase price							1,000,000
Cash fee payable, percentage												2.00%		2.00%
Shares subject to forfeiture (in Shares)								187,500
Founder shares issued (in Shares)															3,762,500
Founder shares outstanding (in Shares)								1,968,750
Ordinary shares issued (in Shares)											1,968,749			1,968,749
Loan payable														$ 357,302									$ 63,073
Maturity date														Mar. 31, 2025
Accrued interest			$ 600,000											$ 653,619
Interest rate percentage		5.00%	5.00%
Accrued amount														184,941
Aggregate purchase price amount							1,000,000
Transaction success fee payment					$ 250,000
Second Eternal Loan [Member]
Related Party Transactions [Line Items]
Outstanding balance												$ 170,603		170,603
Third Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount																	$ 100,000	$ 125,000	$ 125,000	$ 150,000
Outstanding balance												300,000
Loan with Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance												50,000
Fifth External Loan [Member]
Related Party Transactions [Line Items]
Outstanding balance												653,619
Sixth Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount												1,180,563
Outstanding balance												1,515,563		357,302
Pay an interest		5.00%
Eternal Loan [Member]
Related Party Transactions [Line Items]
Pay an interest		5.00%
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount			$ 900,000
Two Thousand Twenty Three Extension Note [Member]
Related Party Transactions [Line Items]
Pay an interest			5.00%
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	$ 600,000
Conversion Warrants [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share)	$ 1
Ordinary Share [Member]
Related Party Transactions [Line Items]
Conversion shares (in Shares)				1,968,749
Related Party [Member]
Related Party Transactions [Line Items]
Balance amount												1,000,000		600,000
Related Party [Member] | Two Thousand Twenty Three Extension Note [Member]
Related Party Transactions [Line Items]
Balance amount												900,000		600,000
Gluon Group [Member]
Related Party Transactions [Line Items]
Number of shares owned (in Shares)								505
Paid amount												$ 39,187
Paid amount														$ 39,187
Advisory Services [Member]
Related Party Transactions [Line Items]
Cash fee payable, percentage												5.00%		5.00%
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor service fee										$ 25,000
Number of shares owned (in Shares)								1,968,750
Loan with Related Party [Member]
Related Party Transactions [Line Items]
Principal amount							180,000
Payment of costs related to proposed offering														$ 500,000
Loan with Related Party [Member] | Third Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount												$ 153,619
Administrative Service Fee [Member]
Related Party Transactions [Line Items]
Monthly fee									$ 10,000
Second Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount							180,000
Loan payable														170,603	180,000
Third Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount																						300,000
Loan payable															$ 300,000							$ 300,000
Fourth Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount																					$ 50,000
Loan payable														50,000
Fifth Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount																				500,000
Loan payable														153,619			$ 100,000	$ 125,000	$ 125,000	150,000
Sixth Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount		$ 335,000
Loan payable														$ 22,302
Letter Agreement [Member]
Related Party Transactions [Line Items]
Aggregate purchase price amount							400,000,000
Gluon Partners LLP [Member]
Related Party Transactions [Line Items]
Additional aggregate purchase price amount							500,000
Transaction Success Fee [Member]
Related Party Transactions [Line Items]
Aggregate purchase price amount							400,000,000
Advisory Services [Member]
Related Party Transactions [Line Items]
Aggregate purchase price amount							$ 400,000,001
Related Party [Member]
Related Party Transactions [Line Items]
Aggregate purchase price amount					$ 400,000,000
Loan Facility [Member] | Third Eternal Loan [Member]
Related Party Transactions [Line Items]
Principal amount																				$ 500,000
Board of Directors [Member]
Related Party Transactions [Line Items]
Sponsor service fee	$ 50,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Par value per share (in Dollars per share)												$ 0.0001		$ 0.0001	$ 0.0001
Conversion shares (in Shares)				1,968,749
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				1							1	1	1	1	1,968,750	1							2,156,250
Ordinary shares issued (in Shares)											(1,968,749)			(1,968,749)
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)										2,156,250
Founder shares aggregate price										$ 25,000
Par value per share (in Dollars per share)										$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				1,968,749
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Par value per share (in Dollars per share)												$ 0.0001		$ 0.0001	$ 0.0001
Conversion price per warrants (in Dollars per share)														$ 11.5
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				2,086,874							2,086,874	2,086,874	2,086,874	2,086,874	118,125	2,086,874
Ordinary shares issued (in Shares)											1,968,749			1,968,749
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)														1,968,749
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)								375,000
Exercised the over-allotment units (in Shares)														375,000
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture (in Shares)										281,250
Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares aggregate price										$ 25,000
Par value per share (in Dollars per share)										$ 0.0001
Shares subject to forfeiture (in Shares)										281,250
Sponsor has paid in exchanges for the shares										$ 25,000
Founder shares issued (in Shares)								1,968,750
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)										2,156,250